Segmented information (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of geographic allocation of total assets and liabilities [Table Text Block]
December 31, 2018	Canada	Ghana	Total
	$	$	$
Current assets	13,102	-	13,102
Mineral properties, plant and equipment	114	-	114
Other non-current assets	-	299,399	299,399
Total assets	13,216	299,399	312,615
Current liabilities	3,473	-	3,473
Non-current liabilities	300	-	300
Total liabilities	3,773	-	3,773

December 31, 2017	Canada	Ghana	Total
	$	$	$
Current assets	27,673	66,207	93,880
Mineral properties, plant and equipment	56	610,767	610,823
Other non-current assets	-	4,082	4,082
Total assets	27,729	681,056	708,785
Current liabilities	1,704	82,663	84,367
Non-current liabilities	-	191,811	191,811
Total liabilities	1,704	274,474	276,178

Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) [Table Text Block]
December 31, 2018	Canada	Ghana	Total
	$	$	$
Revenue	-	161,918	161,918

Cost of sales
Production costs	-	(79,008)	(79,008)
Depreciation and depletion	-	(41,944)	(41,944)
Royalties	-	(8,096)	(8,096)
Total cost of sales	-	(129,048)	(129,048)
Income from mine operations	-	32,870	32,870
Share of net loss related to joint venture	(1,050)	-	(1,050)
Service fee earned as operators of joint venture	1,892	-	1,892
Exploration and evaluation expenditures	-	(2,333)	(2,333)
General and administrative expenses	(7,094)	(4,566)	(11,660)
Income (loss) from operations	(6,252)	25,971	19,719

Loss due to loss of control of subsidiaries	(16,364)	(126,897)	(143,261)
Finance income	5,457	98	5,555
Finance expense	(334)	(10,403)	(10,737)
Foreign exchange loss	(115)	135	20
Loss before income taxes	(17,608)	(111,096)	(128,704)

Current income tax expense	(1,060)	(19)	(1,079)
Deferred income tax expense	-	(11,430)	(11,430)
Net loss and comprehensive loss for the year	(18,668)	(122,545)	(141,213)

December 31, 2017	Canada	Ghana	Total
	$	$	$
Revenue	-	256,203	256,203
Cost of sales
Production costs	-	(116,628)	(116,628)
Depreciation and depletion	-	(64,153)	(64,153)
Royalties		(12,810)	(12,810)
Total cost of sales	-	(193,591)	(193,591)

Income from mine operations	-	62,612	62,612
Exploration and evaluation expenditures	-	(2,050)	(2,050)
General and administrative expenses	(4,320)	(8,270)	(12,590)
Income (loss) from operations	(4,320)	52,292	47,972

Finance income	197	412	609
Finance expense	(14)	(17,796)	(17,810)
Foreign exchange loss	(252)	(131)	(383)
Income (loss) before income taxes	(4,389)	34,777	30,388

Current income tax expense	(1,301)	-	(1,301)
Deferred income tax expense	-	(22,774)	(22,774)
Net income (loss) and comprehensive income (loss) for the year	(5,690)	12,003	6,313